Accounts Payable and Accrued Expenses (Tables)	6 Months Ended
Dec. 31, 2023
Accounts Payable and Accrued Expenses [Abstract]
Schedule of accounts payable and accrued expenses	The following is a summary of accounts payable and accrued expenses as of December 31, 2023 and June 30, 2023:
	December 31, 2023	June 30, 2023
Payable to suppliers	$3,329,799	$3,824,516
Salary and welfare payables	1,684,693	497,274
Accrued expenses and other current liabilities	309,853	2,968,530
Total	5,324,345	7,290,320